Long-Term Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt

8. Long-Term Debt

Long-term debt consists of the following credit facilities, sale and lease back agreements, seller’s credits and unsecured bonds, collectively the “financing arrangements”. As of June 30, 2025 and December 31, 2024, the following amounts were outstanding under our financing arrangements:

		As of June 30, 2025	As of December 31, 2024	Rate of interest
	Credit facilities
(i)	Issued in October 2022 maturing in October 2028 (the “2022 credit facility”)	91,700	94,360	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii)	Issued in June 2023 maturing in June 2031 (the “2023 credit facility”)	87,500	90,625	Margin + SOFR
(iii)	Issued in January 2024 maturing in December 2030 (the “2024 – LNG/C Axios II credit facility ”)	175,000	180,000	Margin + SOFR
(iv)	Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aktoras credit facility”)	227,000	233,500	Margin + SOFR
(v)	Issued in June 2024 maturing in June 2031 (the “2024 – LNG/C Aristidis I credit facility”)	147,250	151,125	Margin + SOFR
	Sale and lease back agreements
(vi)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	115,123	118,216	Margin + SOFR
(vii)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	110,260	113,210	Margin + SOFR
(viii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	121,175	124,376	Fixed rate
(ix)	Issued in December 2022 maturing in January 2031 (the “2022 Jolco”)	98,179	100,273	($65,779: Margin + SOFR, $32,400: Fixed rate)
(x)	Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”)	164,313	168,687	Margin + SOFR
(xi)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	163,159	174,212	Margin + SOFR
(xii)	Issued in May 2024 maturing in May 2032 (the “2023 – LNG/C Assos Jolco”)	231,445	236,079	($190,045: Margin + SOFR, $41,400: Fixed rate)
(xiii)	Issued in July 2024 maturing in July 2032 (the “2024 – LNG/C Apostolos Jolco”)	231,232	235,870	($189,832: Margin + SOFR, $41,400: Fixed rate)
(xiv)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm – LNG/C Attalos”)	154,315	158,780	Margin + SOFR
(xv)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm – LNG/C Asklipios”)	154,315	158,780	Margin + SOFR
	Unsecured Bonds
(xvi)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	175,624	156,136	Fixed rate
(xvii)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	117,082	104,091	Fixed rate
	Total long-term debt	2,564,672	2,598,320
	Less: Deferred financing costs	18,017	19,808
	Total long-term debt, net	2,546,655	2,578,512
	Less: Current portion of long-term debt	133,162	132,439
	Add: Current portion of deferred financing costs	4,086	4,056
	Long-term debt, net	$2,417,579	$2,450,129

8. Long-Term Debt – Continued

Details of the Company’s financing arrangements are discussed in Note 8 of the Company’s Consolidated Financial Statements for the year ended December 31, 2024.

On June 26, 2025, the vessel-owning companies of two LCO2 – HMG/C currently under construction, entered into a new credit facility, the “2025 - LCO2 – HMG/C credit facility”, for an amount of $101,702 which may increase up to a total of $117,347 million if long term employment is secured, with the purpose of financing the delivery from the shipyard of the two vessels under construction (the LCO2 - HMG/C Amadeus (Hull - 8399) and the LCO2 - HMG/C Athenian (Hull - 8405)). The Company is acting as a parent guarantor. The facility is expected to be drawn down in two different tranches in April and November 2026, respectively, each with a duration of five years each.

During the six-month period ended June 30, 2025 the Company repaid the amount of $66,127, in line with the amortization schedule of its financing arrangements.

For the six-month periods ended June 30, 2025, and 2024, the Company recorded interest expense net of capitalized interest (Note 6) of $57,442 and $60,925, respectively and the weighted average interest rate of the Company’s financing arrangements was 5.3% and 6.8%, respectively.

As of June 30, 2025, the required annual payments to be made subsequently to June 30, 2025, are as follows:

For the year ending June 30,	Amount
2026	$133,162
2027	301,715
2028	119,089
2029	191,456
2030	399,776
Thereafter	1,419,474
Total	$2,564,672

All the Company’s sale and leaseback agreements were classified as financing arrangements because they include various purchase options retained by the Company commencing from the first-year anniversary and either an obligation or an option to acquire each vessel at expiration at a predetermined price, precluding the transfer of control over the vessels. The Company’s credit facilities and sale and lease back agreements contain customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a minimum cash requirement of $500 per vessel, as well as that the ratio of net total indebtedness to the total assets of the Company adjusted for the market value of the fleet not exceed 0.75:1. The Company’s financing arrangements also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding amounts under the 2022 credit facility, 120% of the outstanding amount under the 2023 credit facility and the 2024 – LNG/C Aristidis I credit facility, 111% of the outstanding amount under the 2021 Bocomm, the 2024 Bocomm – LNG/C Asklipios and the 2024 Bocomm – LNG/C Attalos and 110% of the outstanding amount under the 2023 CMBFL - LNG/C AMI, the 2023 CMBFL - LNG/C, the 2024 – LNG/C Aktoras credit facility and the 2024 – LNG/C Axios II credit facility. Also, the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. In addition, the 2022 and 2021 Bonds contain requirements such as that the ratio of EBITDA to net interest expenses be no less than 2:1, a restricted cash requirement and that the ratio of net total indebtedness to the total assets of the Company adjusted for the market value of the fleet not exceed 0.75:1. In addition, the 2022 and 2021 Bonds require that:

•	the Company maintain a pledged Debt Service Reserve Account (“DSRA”) with a minimum balance of €100,000;
•	the Company deposit to the DSRA 50% of any cash disbursements to shareholders (e.g., dividends) exceeding $20,000 per annum, capped at 1/3 of the par value of the 2022 and 2021 Bonds outstanding at the time; and
•	if the Company’s Market Value Adjusted Net Assets (“MVAN”) falls below $300,000 then to deposit to the DSRA the difference between the MVAN and the $300,000 (capped to 1/3 of the par value of the 2022 and 2021 Bonds outstanding).

The Company’s credit facilities and sale and lease back agreements include a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. They also require additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of June 30, 2025, and December 31, 2024, the Company was in compliance with all financial debt covenants.

As of June 30, 2025, the Company had available undrawn amount under Company’s financing arrangements amounting to $101,702.